CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina
Energy – 1.0%
YPF Sociedad Anonima ADR	1,099	$20,012

Total Argentina - 1.0%		$20,012

Brazil
Consumer Discretionary – 4.8%
Lojas Renner S.A.	1,641	20,088
MercadoLibre, Inc.(A)	115	70,335

		90,423

Energy – 3.4%
Petroleo Brasileiro S.A.	9,104	64,703

Financials – 5.8%
Banco Bradesco S.A.	3,652	35,980
Banco do Brasil S.A.	3,675	51,476
BM&F Bovespa S.A.	2,260	22,091

		109,547

Industrials – 1.0%
Rumo S.A.(A)	3,533	19,140

Materials – 2.3%
Vale S.A.	3,250	43,847

Total Brazil - 17.3%		$327,660

China
Communication Services – 7.0%
NetEase.com, Inc. ADR	99	25,224
Tencent Holdings Ltd.	2,388	108,051

		133,275

Consumer Discretionary – 7.7%
Alibaba Group Holding Ltd. ADR(A)	646	109,444
Midea Group Co. Ltd., Class A	3,181	24,103
Suofeiya Home Collection Co. Ltd., Class A	4,765	12,915

		146,462

Financials – 4.2%
China International Capital Corp. Ltd., H Shares(B)	12,024	24,270
Industrial and Commercial Bank of China Ltd., H Shares	20,383	14,878
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,390	40,764

		79,912

Health Care – 3.3%
3SBio, Inc.(A)	11,258	19,316
BeiGene Ltd. ADR(A)	197	24,358
Yunnan Baiyao Group Co. Ltd., A Shares	1,588	19,298

		62,972

Industrials – 0.8%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	3,243	15,413

Real Estate – 2.8%
China Overseas Land & Investment Ltd.	7,008	25,866
Logan Property Holdings Co. Ltd.	17,910	28,960

		54,826

Total China - 25.8%		$492,860

Hong Kong
Consumer Discretionary – 0.5%
Galaxy Entertainment Group	1,445	9,722

Consumer Staples – 0.7%
China Resources Beer (Holdings) Co. Ltd.	3,004	14,272

Financials – 1.1%
Hong Kong Exchanges and Clearing Ltd.	622	21,976

Total Hong Kong - 2.3%		$45,970

India
Communication Services – 2.2%
Bharti Airtel Ltd.	3,590	18,025
Zee Entertainment Enterprises Ltd.	4,683	23,003

		41,028

Consumer Discretionary – 0.9%
Maruti Suzuki India Ltd.	182	17,221

Energy – 2.9%
Reliance Industries Ltd.(A)	2,996	54,362

Financials – 4.8%
Axis Bank Ltd.	1,624	19,011
HDFC Bank Ltd.	1,139	40,362
ICICI Bank Ltd.	5,267	33,346

		92,719

Health Care – 0.5%
Aurobindo Pharma Ltd.	1,000	8,811

Industrials – 1.0%
Larsen & Toubro Ltd.	854	19,213

Total India - 12.3%		$233,354

Indonesia
Financials – 1.7%
PT Bank Mandiri (Persero) Tbk	30,257	17,178
PT Bank Rakyat Indonesia	46,992	14,508

		31,686

Total Indonesia - 1.7%		$31,686

Macau
Consumer Discretionary – 0.7%
Sands China Ltd.	2,820	13,474

Total Macau - 0.7%		$13,474

Mexico
Materials – 1.4%
Mexichem S.A.B. de C.V.(B)	12,765	26,876

Total Mexico - 1.4%		$26,876

Russia
Communication Services – 2.7%
Yandex N.V., Class A(A)	1,349	51,269

Energy – 2.9%
PJSC LUKOIL ADR	649	54,823

Financials – 2.1%
Sberbank of Russia PJSC ADR	2,611	40,232

Real Estate – 0.5%
Etalon Group Ltd. GDR	3,915	8,730

Total Russia - 8.2%		$155,054

South Africa
Communication Services – 2.8%
Naspers Ltd., Class N	221	53,501

Financials – 2.5%
Capitec Bank Holdings Ltd.	510	47,065

Total South Africa - 5.3%		$100,566

South Korea
Consumer Discretionary – 2.7%
Hyundai Motor Co.	431	52,301

Consumer Staples – 1.2%
LG Household & Health Care Ltd.	20	22,500

Health Care – 0.6%
Samsung BioLogics Co. Ltd.(A)	43	11,861

Industrials – 1.6%
Korea Shipbuilding & Offshore Engineering Co. Ltd.(A)	293	30,130

Information Technology – 6.5%
Samsung Electronics Co. Ltd.	2,786	113,438
SK hynix, Inc.	158	9,531

		122,969

Materials – 0.7%
POSCO	62	13,159

Total South Korea - 13.3%		$252,920

Taiwan
Information Technology – 5.6%
Delta Electronics, Inc.	4,553	23,140
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	11,073	84,693

		107,833

Total Taiwan - 5.6%		$107,833

United States
Consumer Discretionary – 1.3%
TAL Education Group ADR(A)	629	23,970

Total United States - 1.3%		$23,970

Vietnam
Real Estate – 2.2%
Vinhomes JSC(A)	12,367	42,137

Total Vietnam - 2.2%		$42,137

TOTAL COMMON STOCKS – 98.4%		$1,874,372

(Cost: $1,518,443)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(C)	$5,295	5,295

	Shares
Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (D)(E)	—	*	—	*

	Principal
United States Government Agency Obligations – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate): 2.350%, 7-7-19(C)	$17,000		17,000

TOTAL SHORT-TERM SECURITIES – 1.2%			$22,295

(Cost: $22,295)

TOTAL INVESTMENT SECURITIES – 99.6%			$1,896,667

(Cost: $1,540,738)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%			8,486

NET ASSETS – 100.0%			$1,905,153

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $7,506 are on loan.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at June 30, 2019.
(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$76,493		$202,580	$—
Consumer Discretionary	223,837		129,736	—
Consumer Staples	—		36,772	—
Energy	94,728		99,172	—
Financials	156,612		266,525	—
Health Care	24,358		59,286	—
Industrials	19,140		64,756	—
Information Technology	—		230,802	—
Materials	70,723		13,159	—
Real Estate	8,730		96,963	—

Total Common Stocks	$674,621		$1,199,751	$—
Short-Term Securities	—	*	22,295	—

Total	$674,621		$1,222,046	$—

6. BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2019 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$1,905,153	$336	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,540,738

Gross unrealized appreciation	416,109
Gross unrealized depreciation	(60,180)

Net unrealized appreciation	$355,929